Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Increase in interest rate risk	1.00%
Decrease in income before taxation	$ 37
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ (1,818)	$ (1,321)	$ 414
Unrealized net losses related to assets and liabilities	(36)	39
Interest Rate and Currency Derivatives [Member] | Derivative Carrying Amount [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Liability of derivative contracts, net of accrued interest	1,242	$ 826
Other Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Embedded derivative expiry term		2019-2025
Commodity Derivatives [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Net carrying amount of commodity derivative contracts	120	$ 620
Trade Payables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Carrying amount of collateral held	535	282
Trade Receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	$ 3,094	1,890
Floating Interest Rate [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Decrease in income before taxation		$ 174